UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017
Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    April 30

Date of reporting period:    July 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—$25 PAR VALUE	4.4%
BANKS	2.9%
GMAC Capital Trust I, 8.128%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		958,647		$25,471,251
Synovus Financial Corp., 6.30% to 6/21/23, Series D(b),(c)		187,800		4,854,630
Valley National Bancorp, 5.50% to 9/30/22, Series B(b),(c)		111,375		2,862,337
Wells Fargo & Co., 8.00%, Series J(c)		239,072		6,074,820

				39,263,038

PIPELINES	1.5%
Enbridge, 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		394,775		10,074,658
Energy Transfer Partners LP, 7.625% to 8/15/23, Series D(b),(c)		343,375		8,735,460
NuStar Logistics LP, 9.073%, (3 Month US LIBOR + 6.734%), due 1/15/43, (FRN)(a)		47,268		1,208,643

				20,018,761

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$58,224,827)				59,281,799

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	65.1%
BANKS	19.2%
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(c)		$4,007,000		4,177,298
Bank of New York Mellon Corp./The, 4.95% to 6/20/20, Series E(b),(c)		4,380,000		4,495,194
Capital One Financial Corp., 5.55% to 6/1/20, Series E(b),(c)		9,550,000		9,812,625
Citigroup, Inc., 5.90% to 2/15/23(b),(c)		4,000,000		4,103,600
Citigroup, 5.95% to 1/30/23(b),(c)		14,355,000		14,731,819
Citigroup, 5.95% to 8/15/20, Series Q(b),(c)		11,950,000		12,396,631
Citigroup, 6.125% to 11/15/20, Series R(b),(c)		29,928,000		31,162,530
CoBank ACB, 6.25% to 10/1/22, Series F(b),(c)		24,400	†	2,549,800
CoBank ACB, 6.25% to 10/1/26, Series I(b),(c)		1,300,000		1,391,000
Corestates Capital III, 2.913%, (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(d)		5,700,000		5,315,250
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(d)		8,000	†	860,000
Farm Credit Bank of Texas, 10.00%, Series I(c)		8,750	†	9,996,875
Goldman Sachs Group/The, 5.70% to 5/10/19, Series L(b),(c)		13,139,000		13,319,661
Goldman Sachs Group/The, 5.375% to 5/10/20, Series M(b),(c)		7,150,000		7,301,937

		Principal Amount	Value
JPMorgan Chase & Co., 5.809%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		$30,146,000	$30,316,325
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(b),(c)		20,500,000	20,910,000
PNC Financial Services Group, 6.75% to 8/1/21(b),(c)		18,046,000	19,489,680
SunTrust Banks, 5.05% to 6/15/22, Series G(b),(c)		2,500,000	2,460,938
SunTrust Capital III, 2.991%, (3 Month US LIBOR + 0.650%), due 3/15/28, (FRN)(a)		8,550,000	8,015,625
US Bancorp, 5.125% to 1/15/21, Series I(b),(c)		11,103,000	11,477,726
Wachovia Capital Trust II, 2.839%, (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)(a)		3,500,000	3,285,625
Wells Fargo & Co., 6.111%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(c)		40,195,000	40,574,843

			258,144,982

BANKS—FOREIGN	16.0%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(b),(c),(f),(g)		1,800,000	2,393,768
Barclays Bank PLC, 14.00% to 6/15/19, Series RCI (GBP) (United Kingdom)(b),(c),(f)		3,100,000	4,455,840
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(b),(c),(f),(g)		5,950,000	6,269,848
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(b),(c),(g)		4,600,000	4,692,741
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(b),(c),(d),(g)		2,600,000	2,665,000
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(b),(c),(d),(g)		1,000,000	1,063,750
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d),(g)		6,600,000	7,045,500
BPCE SA, 12.50% to 9/30/19, 144A (France)(b),(c),(d)		4,160,000	4,547,379
Credit Agricole SA, 6.625% to 9/23/19, 144A (France)(b),(c),(d),(g)		4,800,000	4,881,509
Credit Agricole SA, 8.375% to 10/13/19, 144A (France)(b),(c),(d)		5,600,000	5,908,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(b),(c),(f),(g)		7,600,000	7,886,900
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(d),(g)		3,800,000	3,927,300
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)(b),(c),(f),(g)		3,400,000	3,259,940
DNB Bank ASA, 5.75% to 3/26/20 (Norway)(b),(c),(f),(g)		5,400,000	5,423,625
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(b),(c),(f),(g)		5,700,000	5,911,755
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(b),(c),(g)		5,800,000	5,850,750
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(b),(c),(g)		1,400,000	1,409,604
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(b),(c),(g)		15,100,000	15,930,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(b),(c),(f),(g)		4,400,000	4,529,250

		Principal Amount	Value
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)(b),(c),(d)		$30,000,000	$31,972,500
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(b),(c),(g)		5,000,000	5,175,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(g)		14,900,000	16,115,840
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(b),(c),(f),(g)		9,000,000	9,010,053
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(d),(g)		6,150,000	6,480,563
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(d),(g)		3,200,000	3,388,000
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)(b),(c),(f),(g)		2,200,000	2,235,453
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(b),(c),(d),(g)		7,200,000	7,218,259
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(b),(c),(d),(g)		5,600,000	5,880,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(b),(c),(d),(g)		1,200,000	1,254,000
Swedbank AB, 5.50% to 3/17/20 (Sweden)(b),(c),(f),(g)		2,200,000	2,200,000
Swedbank AB, 6.00% to 3/17/22 (Sweden)(b),(c),(f),(g)		3,800,000	3,809,500
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(b),(c),(f),(g)		5,000,000	5,229,950
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(b),(c),(f),(g)		6,700,000	7,088,024
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(b),(c),(f),(g)		7,000,000	7,275,520
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)(b),(c),(f),(g)		1,600,000	1,930,112

			214,315,733

ELECTRIC	1.1%
INTEGRATED ELECTRIC	0.7%
Southern California Edison Co., 6.25% to 2/1/22, Series E(b),(c)		8,650,000	9,244,687

INTEGRATED ELECTRIC—FOREIGN	0.4%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(b),(c),(d)		4,950,000	4,925,250

TOTAL ELECTRIC			14,169,937

FINANCIAL	3.9%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Corestates Capital II, 2.989%, (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(a),(d)		4,000,000	3,750,000

		Principal Amount		Value
State Street Corp., 5.25% to 9/15/20, Series F(b),(c)		$4,175,000		$4,289,813

				8,039,813

INVESTMENT BANKER/BROKER	3.3%
Charles Schwab Corp./The, 4.625% to 3/1/22, Series E(b),(c)		6,600,000		6,616,500
Charles Schwab Corp./The, 7.00% to 2/1/22(b),(c)		11,650,000		12,844,125
Morgan Stanley, 5.55% to 7/15/20, Series J(b),(c)		23,665,000		24,286,206

				43,746,831

TOTAL FINANCIAL				51,786,644

FOOD	0.1%
Dairy Farmers of America, 7.875%, 144A(c),(d),(e)		15,000	†	1,526,250

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.5%
General Electric Co., 5.00% to 1/21/21, Series D(b),(c)		33,936,000		33,381,146

INSURANCE	14.6%
LIFE/HEALTH INSURANCE	3.1%
MetLife, 5.25% to 6/15/20, Series C(b),(c)		15,640,000		15,991,900
Prudential Financial, 5.625% to 6/15/23, due 6/15/43(b)		4,894,000		5,098,325
Prudential Financial, 5.875% to 9/15/22, due 9/15/42(b)		11,100,000		11,863,125
Voya Financial, 5.65% to 5/15/23, due 5/15/53(b)		8,414,000		8,506,217

				41,459,567

LIFE/HEALTH INSURANCE—FOREIGN	5.5%
Aegon NV, 3.021%, (10-year USISDA + 0.10%, Cap 8.50%), (FRN) (Netherlands)(a),(c),(f)		150,000		115,428
CNP Assurances, 6.875% to 7/18/19 (France)(b),(c),(f)		5,800,000		5,966,518
CNP Assurances, 7.50% to 10/18/18 (France)(b),(c),(f)		3,500,000		3,533,827
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)(b),(c),(d)		15,415,000		16,706,006
Friends Life Holdings PLC, 7.875% to 11/8/18 (United Kingdom)(b),(c),(f)		2,361,000		2,390,513
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(b),(c),(f)		3,300,000		3,553,737
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, due 4/23/48, 144A (South Korea)(b),(d)		6,400,000		6,048,058
La Mondiale Vie, 7.625% to 4/23/19 (France)(b),(c),(f)		14,450,000		14,838,344
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		10,000,000		10,195,900
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		9,600,000		10,394,496

				73,742,827

		Principal Amount		Value
MULTI-LINE	1.2%
Hartford Financial Services Group/The, 4.468%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(d)		$16,544,000		$15,592,720

MULTI-LINE—FOREIGN	0.4%
Aviva PLC, 6.625% to 6/3/21, due 6/3/41, Series EMTN (GBP) (United Kingdom)(b),(f)		4,000,000		5,785,246

PROPERTY CASUALTY	0.7%
Liberty Mutual Group, 5.246%, (3 Month US LIBOR + 2.905%), due 3/15/37, 144A, (FRN)(a),(d)		9,750,000		9,603,750

PROPERTY CASUALTY—FOREIGN	1.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(b),(d)		11,324,000		12,358,447
Sompo Japan Nipponkoa Insurance, 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		604,000		623,630
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(b),(c),(f)		7,600,000		7,611,552

				20,593,629

REINSURANCE—FOREIGN	2.2%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)(b),(f),(g)		20,850,000		21,381,154
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (Ireland)(b),(c),(f),(g)		8,100,000		8,136,207

				29,517,361

TOTAL INSURANCE				196,295,100

INTEGRATED TELECOMMUNICATIONS SERVICES	1.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		23,396	†	26,086,540

MATERIAL—METALS & MINING—FOREIGN	1.7%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(b),(d)		21,200,000		22,366,000

MEDIA	0.0%
Viacom, 5.875% to 2/28/22, due 2/28/57(b)		600,000		586,961

PIPELINES	1.0%
Andeavor Logistics LP, 6.875% to 2/15/23, Series A(b),(c)		6,619,000		6,643,821
Buckeye Partners LP, 6.375% to 1/22/23, due 1/22/78(b)		2,000,000		1,855,145

		Principal Amount	Value
Enterprise Products Operating LP, 6.051%, (3 Month US LIBOR + 3.7075%), due 8/1/66, Series A (FRN)(a)		$5,011,000	$5,026,434

			13,525,400

REAL ESTATE—FINANCE	0.2%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(b),(c),(f)		3,250,000	3,046,063

UTILITIES	2.9%
ELECTRIC UTILITIES	1.3%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		16,798,000	17,390,139

ELECTRIC UTILITIES—FOREIGN	0.9%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		11,610,000	12,872,587

MULTI-UTILITIES	0.7%
NiSource, Inc., 5.65% to 6/15/23, 144A(b),(c),(d)		9,280,000	9,245,200

TOTAL UTILITIES			39,507,926

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$881,041,354)			874,738,682

CORPORATE BONDS	26.4%
BANKS	0.6%
Ally Financial, 4.125%, due 3/30/20		3,554,000	3,579,944
Goldman Sachs Group/The, 4.089%, (3 Month US LIBOR + 1.75%), due 10/28/27, Series GMTN (FRN)(a)		4,750,000	4,894,690

			8,474,634

BANKS—FOREIGN	0.1%
HSBC Holdings PLC, 2.65%, due 1/5/22 (United Kingdom)		1,000,000	969,691

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.6%
Dominion Energy, 2.50%, due 12/1/19		5,175,000	5,146,908
Integrys Holding, 4.17%, due 11/1/20		3,089,000	3,141,121

			8,288,029

REGULATED ELECTRIC	0.7%
Southern Co./The, 2.15%, due 9/1/19		1,385,000	1,373,343
WEC Energy Group, 3.375%, due 6/15/21		8,260,000	8,260,088

			9,633,431

TOTAL ELECTRIC			17,921,460

		Principal Amount	Value
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	4.0%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN		$6,600,000	$6,441,290
Ford Motor Credit Co. LLC, 2.343%, due 11/2/20		4,150,000	4,043,875
Ford Motor Credit Co. LLC, 2.425%, due 6/12/20		2,200,000	2,159,462
Ford Motor Credit Co. LLC, 3.147%, (3 Month US LIBOR + 0.81%), due 4/5/21, (FRN)(a)		7,900,000	7,945,948
General Motors Financial Co., 3.15%, due 1/15/20		4,500,000	4,509,798
General Motors Financial Co., 4.15%, due 6/19/23		5,000,000	4,998,518
General Motors Financial Co., 3.267%, (3 Month US LIBOR + 0.93%), due 4/13/20, (FRN)(a)		4,812,000	4,849,498
General Motors Financial Co., 3.327%, due 1/5/23, (FRN)(a)		8,000,000	8,042,736
General Motors Financial Co., 3.644%, (3 Month US LIBOR + 1.31%), due 6/30/22, (FRN)(a)		4,461,000	4,539,424
General Motors Financial Co., 3.889%, (3 Month US LIBOR + 1.55%), due 1/14/22, (FRN)(a)		5,723,000	5,849,313

			53,379,862

HEALTH CARE	1.1%
CVS Health Corp., 2.957%, due 3/9/20, (FRN)(a)		6,090,000	6,120,971
CVS Health Corp., 3.047%, due 3/9/21, (FRN)(a)		8,972,000	9,035,904

			15,156,875

INTEGRATED TELECOMMUNICATIONS SERVICES	1.3%
AT&T, 2.30%, due 3/11/19		5,890,000	5,878,497
Verizon Communications, 3.45%, due 3/15/21		10,810,000	10,828,989

			16,707,486

REAL ESTATE	15.3%
DIVERSIFIED	1.9%
Select Income REIT, 3.60%, due 2/1/20		6,275,000	6,243,817
VEREIT, 3.00%, due 8/1/18, (Convertible)		12,200,000	12,215,201
WEA Finance LLC, 2.70%, due 9/17/19, 144A(d)		7,110,000	7,082,240

			25,541,258

FINANCE	2.7%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, due 3/15/24		10,575,000	10,641,094
iStar, 6.00%, due 4/1/22		5,500,000	5,506,875

		Principal Amount	Value
iStar, 6.50%, due 7/1/21		$6,240,000	$6,380,400
Ventas Realty LP/Ventas Capital Corp., 2.70%, due 4/1/20		1,088,000	1,077,800
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		6,000,000	5,998,476
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		6,377,000	6,460,122

			36,064,767

HEALTH CARE	3.4%
HCP, 2.625%, due 2/1/20		8,545,000	8,459,679
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		6,765,000	6,638,267
Healthcare Trust of America Holdings LP, 3.375%, due 7/15/21		2,500,000	2,486,335
Sabra Health Care LP/Sabra Capital Corp., 5.375%, due 6/1/23		3,885,000	3,914,137
Sabra Health Care LP/Sabra Capital Corp., 5.50%, due 2/1/21		8,775,000	8,901,141
Senior Housing Properties Trust, 3.25%, due 5/1/19		1,475,000	1,475,928
Senior Housing Properties Trust, 6.75%, due 4/15/20		2,000,000	2,066,555
Senior Housing Properties Trust, 6.75%, due 12/15/21		5,900,000	6,302,895
Welltower, 4.50%, due 1/15/24		3,164,000	3,211,669
Welltower, 4.95%, due 1/15/21		1,626,000	1,670,568

			45,127,174

OFFICE	2.9%
Alexandria Real Estate Equities, 2.75%, due 1/15/20		1,910,000	1,894,700
Boston Properties LP, 5.625%, due 11/15/20		4,261,000	4,448,155
Boston Properties LP, 5.875%, due 10/15/19		6,456,000	6,626,945
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	7,925,580
SL Green Operating Partnership LP, 3.25%, due 10/15/22		5,930,000	5,755,250

		Principal Amount	Value
SL Green Operating Partnership LP, 3.351%, (3 Month US LIBOR + 0.98%), due 8/16/21, (FRN)(a)		$12,950,000	$12,959,864

			39,610,494

RESIDENTIAL	0.7%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,275,497
Post Apartment Homes LP, 3.375%, due 12/1/22		2,500,000	2,460,070
UDR, 3.70%, due 10/1/20		5,400,000	5,432,312

			10,167,879

SHOPPING CENTERS	1.3%
COMMUNITY CENTER	1.0%
Kimco Realty Corp., 6.875%, due 10/1/19		5,379,000	5,615,517
Weingarten Realty Investors, 3.50%, due 4/15/23		8,000,000	7,874,403

			13,489,920

FREE STANDING	0.3%
Realty Income Corp., 4.65%, due 8/1/23		4,200,000	4,343,659

TOTAL SHOPPING CENTERS			17,833,579

SPECIALTY	2.4%
Digital Realty Trust LP, 5.25%, due 3/15/21		8,120,000	8,430,157
Digital Realty Trust LP, 5.875%, due 2/1/20		9,140,000	9,419,066
Digital Realty Trust LP, 3.40%, due 10/1/20		7,500,000	7,494,387
Equinix, 5.375%, due 4/1/23		6,190,000	6,375,700

			31,719,310

TOTAL REAL ESTATE			206,064,461

TECHNOLOGY	0.3%
eBay, 2.20%, due 8/1/19		3,400,000	3,382,212

TELECOMMUNICATION—COMMUNICATIONS	1.5%
Vodafone Group PLC, 3.329% (3 Month US LIBOR + 0.99%), due 1/16/24, (FRN) (United Kingdom)(a)		6,300,000	6,338,092
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		9,300,000	9,202,175
Vodafone Group PLC, 4.375%, due 3/16/21 (United Kingdom)		5,000,000	5,142,215

			20,682,482

		Principal Amount	Value
UTILITIES	0.9%
ELECTRIC UTILITIES	0.6%
Emera US Finance LP, 2.15%, due 6/15/19		$3,400,000	$3,375,573
Mississippi Power Co, 2.987%, (3 Month US LIBOR + 0.65%), due 3/27/20, (FRN)(a)		4,420,000	4,420,939

TOTAL ELECTRIC UTILITIES			7,796,512

ELECTRIC UTILITIES—FOREIGN	0.3%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Netherlands)(d)		4,000,000	3,862,036

TOTAL UTILITIES			11,658,548

TOTAL CORPORATE BONDS (Identified cost—$356,885,361)			354,397,711

		Shares
SHORT-TERM INVESTMENTS	4.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.81%(h)		57,814,148	57,814,148

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$57,814,148)			57,814,148

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,353,965,690)	100.2%		1,346,232,340
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(3,089,264)

NET ASSETS	100.0%		$1,343,143,076

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	6,302,156	USD	7,374,216	8/2/18	$4,790
Brown Brothers Harriman	GBP	7,888,911	USD	10,429,771	8/2/18	75,185
Brown Brothers Harriman	USD	7,374,594	EUR	6,302,156	8/2/18	(5,168)
Brown Brothers Harriman	USD	10,349,305	GBP	7,888,911	8/2/18	5,282
Brown Brothers Harriman	EUR	3,746,319	USD	4,394,245	9/5/18	2,737
Brown Brothers Harriman	GBP	7,896,035	USD	10,372,232	9/5/18	(5,977)

						$76,849

The total amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the three months ended July 31, 2018.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar
USISDA	United States Dollar Intercontinental Exchange Swap Rate

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at July 31, 2018.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $265,646,120 or 19.8% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	Security value is determined based on significant unobservable inputs (Level 3).
(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $155,268,127 or 11.6% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $196,949,375 or 14.7% of the net assets of the Fund.

(h)	Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of July 31, 2018.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$59,281,799	$59,281,799	$—	$—
Preferred Securities—Capital Securities:
Food	1,526,250	—	—	1,526,250
Others Industries	873,212,432	—	873,212,432	—
Corporate Bonds	354,397,711	—	354,397,711	—
Short-Term Investments	57,814,148	—	57,814,148	—

Total Investments in Securities(a)	$1,346,232,340	$59,281,799	$1,285,424,291	$1,526,250	(b)

Forward Foreign Currency Exchange Contracts	$87,994	$—	$87,994	$—

Total Derivative Assets(a)	$87,994	$—	$87,994	$—

Forward Foreign Currency Exchange Contracts	$(11,145)	$—	$(11,145)	$—

Total Derivative Liabilities(a)	$(11,145)	$—	$(11,145)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2018	$1,520,580
Change in unrealized appreciation (depreciation)	5,670

Balance as of July 31, 2018	$1,526,250

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $5,670.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: September 20, 2018